Investors [Member] Investment Objectives and Goals - Investor - Harding Loevner Frontier Emerging Markets Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Frontier Emerging Markets Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Frontier Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.